Summary of Significant Accounting Policies (Q1) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation

The accompanying condensed consolidated financial statements of Cleco include the accounts of Cleco and its majority-owned subsidiaries after elimination of intercompany accounts and transactions. Cleco’s condensed consolidated financial statements include the financial results of Cleco Cajun from the closing of the Cleco Cajun Transaction on February 4, 2019, through March 31, 2020. For more information about the Cleco Cajun Transaction, see Note 2 — “Business Combinations.”

Principles of Consolidation

The accompanying consolidated financial statements of Cleco include the accounts of Cleco and its majority-owned subsidiaries after elimination of intercompany accounts and transactions. Cleco’s consolidated financial statements include the financial results of Cleco Cajun from the closing of the Cleco Cajun Transaction on February 4, 2019, through December 31, 2019. For more information on the Cleco Cajun Transaction, see Note 3 — “Business Combinations.”

Basis of Presentation
Basis of Presentation

The condensed consolidated financial statements of Cleco and Cleco Power have been prepared in accordance with GAAP for interim financial information and with the instructions to the Form 10-Q and Regulation S-X. Accordingly, these condensed consolidated financial statements do not include all of the information and notes required by GAAP for annual financial statements. The year-end condensed consolidated balance sheet data was derived from audited financial statements. Because the interim condensed consolidated financial statements and the accompanying notes do not include all of the information and notes required by GAAP for annual financial statements, the condensed consolidated financial statements and other information included in this Quarterly Report on Form 10-Q should be read in conjunction with the consolidated financial statements and accompanying notes in the Registrants’ Combined Annual Report on Form 10-K for the fiscal year ended December 31, 2019.

These condensed consolidated financial statements, in the opinion of management, reflect all normal recurring adjustments that are necessary to fairly state the financial position and results of operations of Cleco and Cleco Power. Amounts reported in Cleco and Cleco Power’s interim financial statements are not necessarily indicative of amounts expected for the annual periods due to the effects of seasonal temperature variations on energy consumption, regulatory rulings, the timing of maintenance on electric generating units, changes in mark-to-market valuations, changing commodity prices, discrete income tax items, and other factors.

On March 11, 2020, the World Health Organization declared the current outbreak of COVID-19 to be a global pandemic, and on March 13, 2020, the U.S. declared a national emergency. In response to these declarations and the rapid spread of COVID-19, federal, state and local governments have imposed varying degrees of restrictions on business and social activities to contain COVID-19, including quarantine and “stay-at-home” orders and directives in Cleco’s service territory. Cleco has modified some of its business operations, as these restrictions have significantly impacted many sectors of the economy, including record levels of unemployment, with businesses, nonprofit organizations, and governmental entities modifying, curtailing, or ceasing normal operations. Cleco has also modified certain business practices to conform to government restrictions and best practices encouraged by the Centers for Disease Control and Prevention, the World Health Organization, and other governmental and regulatory authorities.

Cleco cannot predict the full impact that COVID-19 or the significant disruption and volatility currently being experienced in the markets will have on its business, cash flows, liquidity, financial condition, and results of operations at this time, due to numerous uncertainties. The ultimate impacts will depend on future developments, including, among others, the ultimate geographic spread of COVID-19, the consequences of governmental and other measures designed to prevent the spread of COVID-19, the development of effective treatments, the duration of the outbreak, actions taken by governmental authorities, customers, suppliers and other third parties, workforce availability, and the timing and extent to which normal economic and operating conditions resume.

In preparing financial statements that conform to GAAP, management must make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of revenues and expenses, and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. For information on recent authoritative guidance and its effect on financial results, see Note 3 — “Recent Authoritative Guidance.”

Statements of Cash Flows

Cleco and Cleco Power’s Consolidated Statements of Cash Flows are prepared using the indirect method. This method requires adjusting net income to remove the effects of all deferrals and accruals of operating cash receipts and payments and to remove items whose cash effects are related to investing and financing cash flows. Derivatives meeting the definition of an accounting hedge are classified in the same category as the item being hedged.

Restricted Cash and Cash Equivalents
Restricted Cash and Cash Equivalents

Various agreements to which Cleco is subject contain covenants that restrict its use of cash. As certain provisions under these agreements are met, cash is transferred out of related escrow accounts and becomes available for its intended purposes and/or general corporate purposes.

Cleco and Cleco Power’s restricted cash and cash equivalents consisted of the following:

Cleco
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current
Cleco Katrina/Rita’s storm recovery bonds	$2,623	$9,632
Cleco Power’s charitable contributions	1,200	1,200
Cleco Power’s rate credit escrow	231	268
Total current	4,054	11,100
Non-current
Diversified Lands’ mitigation escrow	23	21
Cleco Cajun’s defense fund	720	719
Cleco Cajun’s margin deposits	100	100
Cleco Power’s future storm restoration costs	8,315	12,269
Cleco Power’s charitable contributions	741	2,094
Total non-current	9,899	15,203
Total restricted cash and cash equivalents	$13,953	$26,303

Cleco Power
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current
Cleco Katrina/Rita’s storm recovery bonds	$2,623	$9,632
Charitable contributions	1,200	1,200
Rate credit escrow	231	268
Total current	4,054	11,100
Non-current
Future storm restoration costs	8,315	12,269
Charitable contributions	741	2,094
Total non-current	9,056	14,363
Total restricted cash and cash equivalents	$13,110	$25,463

Cleco Katrina/Rita had the right to bill and collect storm restoration costs from Cleco Power’s customers. As cash was collected, it was restricted for payment of administration fees, interest, and principal on storm recovery bonds. The change from December 31, 2019, to March 31, 2020, was due to Cleco Katrina/Rita using $11.1 million for the final storm recovery bond principal payment and $0.3 million for the related final interest payment, partially offset by collections of $4.4 million net of administration fees. The remaining $2.6 million of restricted cash is expected to be used for final administrative and winding up activities of Cleco Katrina/Rita.

Restricted Cash and Cash Equivalents

Various agreements to which Cleco is subject contain covenants that restrict its use of cash. As certain provisions under these agreements are met, cash is transferred out of related escrow accounts and becomes available for its intended purposes and/or general company purposes.

Cleco and Cleco Power’s restricted cash and cash equivalents consisted of:

Cleco
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current
Cleco Katrina/Rita’s storm recovery bonds	$9,632	$9,505
Cleco Power’s charitable contributions	1,200	1,200
Cleco Power’s rate credit escrow	268	536
Total current	11,100	11,241
Non-current
Diversified Lands’ mitigation escrow	21	21
Cleco Cajun’s defense fund	719	—
Cleco Cajun’s margin deposits	100	—
Cleco Power’s future storm restoration costs	12,269	15,391
Cleco Power’s charitable contributions	2,094	2,753
Cleco Power’s rate credit escrow	—	505
Total non-current	15,203	18,670
Total restricted cash and cash equivalents	$26,303	$29,911

Cleco Power
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current
Cleco Katrina/Rita’s storm recovery bonds	$9,632	$9,505
Charitable contributions	1,200	1,200
Rate credit escrow	268	536
Total current	11,100	11,241
Non-current
Future storm restoration costs	12,269	15,391
Charitable contributions	2,094	2,753
Rate credit escrow	—	505
Total non-current	14,363	18,649
Total restricted cash and cash equivalents	$25,463	$29,890

Cleco Katrina/Rita has the right to bill and collect storm restoration costs from Cleco Power’s customers. As cash is collected, it is restricted for payment of administration fees, interest, and principal on storm recovery bonds. During 2019, Cleco Katrina/Rita collected $22.2 million net of administration fees and remitted $20.6 million for scheduled storm recovery bond principal payments and $1.5 million for related interest payments.

As part of the Cleco Cajun Transaction, Cleco acquired restricted cash of $0.7 million to be used by Cleco Cajun’s cooperative customers for defense funds in the event of potential takeovers. There is no further obligation of Cleco with respect to such expenses, including the replenishment of the fund.

Reserves for Credit Losses
Reserves for Credit Losses

Customer accounts receivable are recorded at the invoiced amount and do not bear interest. Customer accounts receivables are generally considered to become past due 20 days after the billing date. Cleco recognizes write-offs within the allowance for credit losses once all recovery methods have been exhausted. It is the policy of management to review accounts receivable and unbilled revenue monthly using a reserve matrix based on historical bad debt write-offs as well as current and forecasted economic conditions to establish a credit loss estimate. Management’s historical credit loss analysis included periods of economic recessions, natural disasters, and temporary changes to collection policies. Due to the critical necessity of electricity, none of these past events have significantly impacted Cleco’s credit loss rates. While the LPSC has issued a moratorium on disconnects of customers for nonpayment on March 13, 2020, and Cleco’s service territory experienced a recent decline in the economy related to the COVID-19 outbreak, the economic outlook at March 31, 2020, was still within range of Cleco’s historical credit loss analysis.

The table below presents the changes in the allowance for credit losses by receivable for Cleco and Cleco Power:

Cleco
(THOUSANDS)	ACCOUNTS RECEIVABLE	OTHERS*	TOTAL
Balances, Dec. 31, 2019	$3,005	$1,250	$4,255
CECL adoption	71	—	71
Current period provision	2,498	388	2,886
Charge-offs	(4,092)	—	(4,092)
Recovery	641	—	641
Balances, Mar. 31, 2020	$2,123	$1,638	$3,761

* Loan held at Diversified Lands that is fully reserved for at March 31, 2020.

Cleco Power
(THOUSANDS)	ACCOUNTS RECEIVABLE
Balances, Dec. 31, 2019	$3,005
CECL adoption	71
Current period provision	2,498
Charge-offs	(4,092)
Recovery	641
Balances, Mar. 31, 2020	$2,123

Fair Value Measurements and Disclosures
Fair Value Measurements and Disclosures

Various accounting pronouncements require certain assets and liabilities to be measured at their fair values. Some assets and liabilities are required to be measured at their fair value each reporting period, while others are required to be measured only one time, generally the date of acquisition or debt issuance. Cleco and Cleco Power disclose the fair value of certain assets and liabilities by one of three levels when required for recognition purposes. For more information about fair value levels, see Note 7 — “Fair Value Accounting.”

Fair Value Measurements and Disclosures

Various accounting pronouncements require certain assets and liabilities to be measured at their fair values. Some assets and liabilities are required to be measured at their fair value each reporting period, while others are required to be measured only one time, generally the date of acquisition or debt issuance. Cleco and Cleco Power disclose the fair value of certain assets and liabilities by one of three levels when required for recognition purposes. For more information about fair value levels, see Note 8 — “Fair Value Accounting.”

Derivatives and Other Risk Management Activity
Derivatives and Other Risk Management Activity

Cleco’s Energy Market Risk Management Policy authorizes hedging of commodity price risk with physical or financially settled derivative instruments. Some of these contracts may qualify for the normal purchase, normal sale (NPNS) exception under derivative accounting guidance. Contracts that do not qualify for NPNS accounting treatment or are not elected for NPNS accounting treatment are marked-to-market and recorded on the balance sheet at their fair value.

Additionally, Cleco Power and Cleco Cajun are awarded and/or purchase FTRs in auctions facilitated by MISO. FTRs represent economic hedges of future congestion charges that will be incurred in serving customer load. FTRs are derivatives not designated as hedging instruments for accounting purposes.

Cleco Power’s FTRs are marked-to-market with the resulting unrealized gains or losses deferred as a component of deferred fuel assets or liabilities in accordance with regulatory policy. At settlement, realized gains or losses are included in the FAC and reflected on customers’ bills as a component of the fuel charge.

Cleco Cajun’s FTRs are marked-to-market with the resulting unrealized gains and losses recorded on the income statement as a component of purchased power expense. At settlement, realized gains or losses are also recorded on the income statement as a component of purchased power expense.

Cleco Cajun entered into other commodity derivative contracts during the three months ended March 31, 2020. Management did not elect to apply hedge accounting to these contracts as allowed under applicable accounting standards. When these contracts are marked-to-market, the resulting unrealized gain or loss is recorded on the income statement as a component of fuel expense for gas related derivative contracts or purchased power for power related derivative contracts. At settlement, realized gains or losses are also recorded on the income statement as a component of fuel expense for gas related derivative contracts or purchased power for power related derivative contracts.

For more information on FTRs and other commodity derivatives, see Note 7 — “Fair Value Accounting — Commodity Contracts.”

Cleco may also enter into contracts to mitigate the volatility in interest rate risk. These contracts include, but are not limited to, interest rate swaps and treasury rate locks. For each reporting period presented, the Registrants did not enter into any contracts to mitigate the volatility in interest rate risk.

Derivatives and Other Risk Management Activity

Cleco’s Energy Market Risk Management Policy authorizes hedging of commodity price risk with physical or financially settled derivative instruments. Some of these contracts may qualify for the normal purchase, normal sale (NPNS) exception under derivative accounting guidance. Contracts that do not qualify for NPNS accounting treatment or are not elected for NPNS accounting treatment are marked-to-market and recorded on the balance sheet at their fair value.

Cleco Power and Cleco Cajun are awarded and/or purchase FTRs in auctions facilitated by MISO. The majority of these FTRs are purchased in annual auctions during the second quarter, but additional FTRs may be purchased in monthly auctions. FTRs represent economic hedges of future congestion charges that will be incurred in serving customer load. FTRs are derivatives not designated as hedging instruments for accounting purposes.

Cleco Power’s FTRs are marked-to-market with the resulting unrealized gains or losses deferred as a component of deferred fuel assets or liabilities in accordance with regulatory policy. At settlement, realized gains or losses are included in the FAC and reflected on customers’ bills as a component of the fuel charge.

Cleco Cajun’s FTRs are marked-to-market with the resulting unrealized gains and losses recorded on the income statement as a component of purchased power expense. At settlement, realized gains or losses are also recorded on the income statement as a component of purchased power expense.

Cleco Cajun entered into other commodity derivative contracts during 2019. Management did not elect to apply hedge accounting to these contracts as allowed under applicable accounting standards. When these contracts are marked-to-market, the resulting unrealized gain or loss is recorded on the income statement as a component of fuel expense. At settlement, realized gains or losses are also recorded on the income statement as a component of fuel expense.

For more information on FTRs and other commodity derivatives, see Note 8 — “Fair Value Accounting — Commodity Contracts.”

Cleco may also enter into contracts to mitigate the volatility in interest rate risk. These contracts include, but are not limited to, interest rate swaps and treasury rate locks. For each reporting period presented, the Registrants did not enter into any contracts to mitigate the volatility in interest rate risk.